Intangible Asset (Details) - Schedule of Intangible Asset - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Cost
Cost	RM 169,932,568	RM 169,932,568
Additions		47,799
Disposal		(47,799)
Cost		169,932,568
Accumulated Amortisation
Accumulated Amortisation	53,301,712	(30,878,564)
Charge for the year		(22,423,148)
Accumulated Amortisation		(53,301,712)
Net carrying amount
Net carrying amount		116,630,856
Supply/Service Agreements [Member]
Cost
Cost	31,864,594	31,864,594
Additions
Disposal
Cost		31,864,594
Accumulated Amortisation
Accumulated Amortisation	6,638,457	(3,451,997)
Charge for the year		(3,186,460)
Accumulated Amortisation		(6,638,457)
Net carrying amount
Net carrying amount		25,226,137
Computer equipment [member]
Cost
Cost	108,183,437	108,183,437
Additions
Disposal
Cost		108,183,437
Accumulated Amortisation
Accumulated Amortisation	46,663,255	(27,426,567)
Charge for the year		(19,236,688)
Accumulated Amortisation		(46,663,255)
Net carrying amount
Net carrying amount		61,520,182
Goodwill [member]
Cost
Cost	29,884,537	29,884,537
Additions		47,799
Disposal		(47,799)
Cost		29,884,537
Accumulated Amortisation
Accumulated Amortisation
Charge for the year
Accumulated Amortisation
Net carrying amount
Net carrying amount		29,884,537
Previously stated [member]
Cost
Cost	169,932,567
Additions
Cost	169,932,567	169,932,567
Accumulated Amortisation
Accumulated Amortisation	(53,301,711)
Charge for the year	(26,719,984)
Accumulated Amortisation	(80,021,695)	53,301,711
Net carrying amount
Net carrying amount	89,910,872
Previously stated [member] | Supply/Service Agreements [Member]
Cost
Cost	31,864,594
Additions
Cost	31,864,594	31,864,594
Accumulated Amortisation
Accumulated Amortisation	(6,638,457)
Charge for the year	(1,593,230)
Accumulated Amortisation	(8,231,687)	6,638,457
Net carrying amount
Net carrying amount	23,632,907
Previously stated [member] | Computer equipment [member]
Cost
Cost	108,183,436
Additions
Cost	108,183,436	108,183,436
Accumulated Amortisation
Accumulated Amortisation	(46,663,254)
Charge for the year	(25,126,754)
Accumulated Amortisation	(71,790,008)	46,663,254
Net carrying amount
Net carrying amount	36,393,428
Previously stated [member] | Goodwill [member]
Cost
Cost	29,884,537
Additions
Cost	29,884,537	29,884,537
Accumulated Amortisation
Accumulated Amortisation
Charge for the year
Accumulated Amortisation
Net carrying amount
Net carrying amount	RM 29,884,537